Non-operating items (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about Non Operating Items [Line Items]
Assets held for sale		$ 0	$ (87)	$ (449)
Biological assets		28	20	370
Investments		(65)	(233)	(76)
Fair value adjustment	[1]	$ (37)	$ (300)	$ (155)

[1]	Fair value adjustment